Share Capital (Details Narrative) $ / shares in Units, $ in Thousands	1 Months Ended		2 Months Ended	3 Months Ended			4 Months Ended				6 Months Ended		7 Months Ended	8 Months Ended		9 Months Ended	10 Months Ended		12 Months Ended
	Feb. 12, 2024 USD ($) $ / shares	Jan. 26, 2021 USD ($) $ / shares shares	Feb. 17, 2021 USD ($) shares	Mar. 31, 2024 shares	Jun. 30, 2023 shares	Mar. 31, 2023 shares	May 10, 2024 USD ($) $ / shares	May 10, 2023 USD ($) $ / shares	Apr. 30, 2022 shares	Apr. 30, 2020 shares	Jun. 30, 2024 $ / shares shares	Jun. 30, 2023 shares	Aug. 03, 2023 USD ($) $ / shares	Sep. 01, 2021 shares	Aug. 20, 2014 USD ($)	Sep. 30, 2022 shares	Nov. 09, 2023 USD ($) $ / shares	Oct. 31, 2022 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 29, 2022 USD ($)	Dec. 31, 2021 shares
Number of classes of common stock											1
2022 ATM Agreement [Member] | Maximum [Member]
Stock Issued During Period, Value, New Issues | $																					$ 150,000,000
January 2021 Equity Offering [Member]
Stock Issued During Period, Shares, New Issues		5,400,000	141,959
Shares Issued, Price Per Share | $ / shares		$ 13.00
Proceeds from Issuance or Sale of Equity | $		$ 70,200	$ 67,758
Common Class A | 2019 Plan [Member]
Stock Issued During Period, Shares, New Issues										184,270	323,478	142,868
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period																				408,096		931,874
Stock Repurchased and Retired During Period, Shares				251,772	385,064	582,178								521,650
Shares, Outstanding				35,077,907	35,165,914	35,491,054					35,260,029	35,165,914							35,188,323	35,990,288
Common stock [member]
Stock Repurchased And Retired During Period Shares									184,684		251,772	967,242				568,835		307,121	1,242,663
Common Class A | 2019 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period										184,270
Stock Issued During Period, Shares, New Issues																			440,698	586,819		747,604
Common Class A [Member]
Stock Issued During Period, Shares, New Issues																						747,604
Shares, Outstanding											35,260,029
Dividends Payable, Amount Per Share | $ / shares	$ 0.375						$ 0.375	$ 0.375					$ 0.375				$ 0.375
Dividends Payable, Date to be Paid	Mar. 06, 2024						Jun. 03, 2024	Jun. 02, 2023					Sep. 04, 2023				Dec. 04, 2023
Dividends Payable, Date of Record	Feb. 22, 2024						May 24, 2024	May 24, 2023					Aug. 23, 2023				Nov. 24, 2023
Dividends | $	$ 13,214						$ 13,255	$ 13,340					$ 13,300				$ 13,258
Series B Preferred Stock [Member]
Preferred stock issue description.											On August 20, 2014, the Company issued 1,400,000 Depositary Shares (the "Depositary Shares"), each of which represents 1/100th of one share of the Company’s 8.75% Series B Cumulative Perpetual Preferred Shares (“Series B Preferred Shares”) representing an interest in 14,000 Series B Preferred Shares, par value $0.01 per share, with a liquidation preference of $2,500.00 per share (equivalent to $25.00 per Depositary Share) (NYSE:GSL-B), priced at $
Redemption price per depositary share | $ / shares											$ 25.00
Proceeds from Issuance of Redeemable Preferred Stock | $															$ 33,497
Preferred Stock, Dividend Rate, Percentage											8.75%
Preferred Stock, Redemption Terms											At any time after August 20, 2019 (or within 180 days after the occurrence of a fundamental change), the Series B Preferred Shares may be redeemed, at the discretion of the Company, in whole or in part, at a redemption price of $
Preferred Stock, Redemption Price Per Share | $ / shares											$ 2,500,000
Desositary shares outstanding											4,359,190
Preferred Stock, Shares Outstanding											43,592								43,592